LIABILITIES ARISING FROM NON-PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Liabilities Arising From Non-Participating Investment Contracts - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
LIABILITIES ARISING FROM NON-PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Liabilities Arising From Non-Participating Investment Contracts [Line Items]
At 1 January	£ 37,459
Acquisition of business	0	£ 14
At 31 December	38,452	37,459
Non participating life insurance policy
LIABILITIES ARISING FROM NON-PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Liabilities Arising From Non-Participating Investment Contracts [Line Items]
At 1 January	37,459	13,853
Acquisition of business	0	20,981
New business	2,113	1,810
Changes in existing business	(1,120)	815
At 31 December	£ 38,452	£ 37,459